Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
2020 Acquisitions [Member]
Summary of Aggregate Final Estimates of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to the 2020 acquisitions (in millions):

Current assets	$30.5
Intangible assets subject to amortization:
Technology	147.9
Trademarks and trade names	1.5
Customer relationships	92.7
Goodwill	172.6
Other assets	5.1

Total assets acquired	450.3

Current liabilities	4.6
Deferred income taxes	42.0

Total liabilities assumed	46.6

Net assets acquired	$403.7